Note 3 - Fair Value Measurements (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure	$ 0	$ 0	$ 0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0	0	0
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure	0	0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 0	$ 0	$ 0